Cambria Global Asset Allocation ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.

	Shares	Value
Exchange Traded Funds - 98.9%
Alpha Architect 1-3 Month Box ETF (a)	4,919	$532,728
Alpha Architect International Quantitative Momentum ETF	39,589	1,115,618
Alpha Architect US Quantitative Momentum ETF	44,999	2,703,090
Cambria Emerging Shareholder Yield ETF (b)	159,649	5,400,926
Cambria Foreign Shareholder Yield ETF (b)	96,997	2,620,859
Cambria Global Real Estate ETF (b)	152,262	3,891,573
Cambria Global Value ETF (b)	148,324	3,125,632
Cambria LargeCap Shareholder Yield ETF (a) (b)	43,634	1,153,234
Cambria Micro and SmallCap Shareholder Yield ETF (b)	45,001	1,266,081
Cambria Shareholder Yield ETF (b)	31,823	2,317,033
Cambria Tactical Yield ETF (b)	126,071	3,195,900
Cambria Value and Momentum ETF (b)	82,243	2,487,061
Graniteshares Gold Trust (a)	89,333	2,160,965
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	237,591	3,231,238
JPMorgan USD Emerging Markets Sovereign Bond ETF (c)	41,490	1,634,623
Schwab US TIPS ETF	27,692	1,459,091
SPDR FTSE International Government Inflation-Protected Bond ETF	33,289	1,294,276
VanEck Bitcoin Trust (a)	2,184	161,310
VanEck Emerging Markets High Yield Bond ETF	112,145	2,181,220
VanEck Gold Miners ETF	16,601	629,676
VanEck International High Yield Bond ETF	51,939	1,084,325
VanEck J.P. Morgan EM Local Currency Bond ETF	64,731	1,567,137
Vanguard Intermediate-Term Corporate Bond ETF (c)	19,960	1,630,532
Vanguard Intermediate-Term Treasury ETF	17,912	1,064,331
Vanguard Long-Term Treasury ETF (c)	17,572	1,045,710
Vanguard Short-Term Corporate Bond ETF (c)	14,080	1,101,478
Vanguard Total Bond Market ETF	28,938	2,127,522
Vanguard Total International Bond ETF	53,103	2,634,440
Total Exchange Traded Funds (Cost $53,477,296)		54,817,609

Short-Term Investments - 8.0%
Investments Purchased with Proceeds from Securities Lending - 6.9%
First American Government Obligations Fund - Class X, 5.23% (d)	3,808,873	3,808,873

Money Market Funds – 1.1%
First American Treasury Obligations Fund - Class X, 5.20% (d)	651,906	651,906
Total Short-Term Investments (Cost $4,460,779)		4,460,779

Total Investments - 106.9% (Cost $57,938,075)		59,278,388
Liabilities in Excess of Other Assets - (6.9%)		(3,804,194)
Total Net Assets - 100.0%		$55,474,194

Percentages are stated as a percent of net assets.

EM – Emerging Markets ETF – Exchange Traded Funds FTSE – Financial Times Stock Exchange SPDR – Standard & Poor’s Depository Receipt TIPS – Treasury Inflation Protected Security

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $3,735,562 which represented 6.7% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Cambria Global Asset Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$54,817,609	$–	$–	$54,817,609
Investments Purchased with Proceeds from Securities Lending	3,808,873	–	–	3,808,873
Money Market Funds	651,906	–	–	651,906
Total Assets	$59,278,388	$–	$–	$59,278,388

Transactions with affiliated companies during the period ended July 31, 2024 are as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2024	Share Balance as of July 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$5,466,382	$-	$-	$-	$-	$5,400,926	159,649	$128,498	$(65,456)	$-
Cambria Foreign Shareholder Yield ETF	2,599,520	-	-	-	-	2,620,859	96,997	72,042	$21,339	-
Cambria Global Real Estate ETF	3,609,995	-	-	-	-	3,891,573	152,262	104,852	$281,578	-
Cambria Global Value ETF	3,201,069	-	-	-	-	3,125,632	148,324	143,877	$(75,437)	-
Cambria LargeCap Shareholder Yield ETF	-	1,102,631	-	-	-	1,153,234	43,634	-	$50,603	-
Cambria Micro and SmallCap Shareholder Yield ETF	1,146,274	-	-	-	-	1,266,081	45,001	8,983	$119,807	-
Cambria Shareholder Yield ETF	3,522,059	-	-	(1,343,951)	-	2,317,033	31,823	21,989	$(282,559)	421,484
Cambria Tactical Yield ETF	3,187,075	-	-	-	-	3,195,900	126,071	30,192	$8,825	-
Cambria Value and Momentum ETF	2,360,728	-	-	-	-	2,487,061	82,243	6,996	$126,333	-
	$25,093,102	$1,102,631	$-	$(1,343,951)	$-	$25,458,299	886,004	$517,429	$185,033	$421,484